Taxes (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
(Profit) / loss for the year at tax rate applicable in the respective countries	$ (85,712)	$ 40,692	$ 5,196
Permanent differences:
Share of profit of associates and joint ventures	11,763	15,007	1,580
Provision of tax loss carry forwards	(5,732)	898	(2,812)
Accounting Inflation adjustment permanent difference	11,864	30,462	143,689
Difference between provision and tax return	(3,740)	(25)	56,745
Non-taxable profit, non-deductible expenses and others	16,143	1,356	1,935
Tax inflation adjustment permanent difference	10,234	(23,789)	127,859
Income tax expense	$ (45,180)	$ 64,601	$ 334,192